Stockholders' Equity (Deficit) - Schedule of Share-Based Payment Arrangement, Option, Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Share Based Payment Arrangement Option Activity Abstract
Outstanding, Number of Shares	100,934	310,692
Outstanding, Weighted-Average Exercise Price	$ 10.05	$ 10.01
Options Vested and Exercisable, Number of Shares	0
Options Vested and Exercisable, Weighted-Average Exercise Price	$ 0
Granted, Number of Shares	0	0
Granted, Weighted-Average Exercise Price	$ 0	$ 0
Cancelled/Expired, Number of Shares	(100,934)	(209,758)
Cancelled/Expired, Weighted-Average Exercise Price	$ 10.05	$ 10
Exercised, Number of Shares	0	0
Exercised, Weighted-Average Exercise Price	$ 0	$ 0
Outstanding, Number of Shares	0	100,934
Outstanding, Weighted-Average Exercise Price	$ 0	$ 10.05